Investment Securities (Other Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other investments
LIHTC
Investments	$ 214,549	$ 179,543
Other liabilities
LIHTC
Unfunded commitments	$ 41,191	$ 40,094